OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Other Current Assets [Abstract]
Advances to staff for business use		¥ 1,426	¥ 119
Deposits for rental			7
Others		162	121
Other Assets, Current	$ 222	¥ 1,588	¥ 247